Directors' and key management remuneration - Key management (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Directors' and key management remuneration
Short-term benefits	£ 18,718	£ 22,067
Post-employment benefits	474	401
Share-based payments	3,249	2,435
Total remuneration	£ 22,441	£ 24,903